Plan of Conversion, Share Transfer and Reorganization	12 Months Ended
Dec. 31, 2025
Plan of Conversion, Share Transfer and Reorganization [Abstract]
Plan of Conversion, Share Transfer and Reorganization

Note 15 — Plan of Conversion, Share Transfer and Reorganization

Effective as of March 31, 2026, we effectuated a statutory conversion pursuant to which we converted from a Delaware corporation to a Nevada corporation (the “Resulting Entity”). Under the terms of the conversion plan, each outstanding share of common stock of the Company was converted into 1.630876537 shares of common stock of the Resulting Entity and the certificate of incorporation and bylaws set forth in the conversion plan became the certificate of incorporation and bylaws of the Resulting Entity. All shares of the Company’s Common Stock, per-share data and related information included in the accompanying consolidated financial statements have been retroactively adjusted as though the conversion had been effected prior to all periods presented. Proportionate adjustments were also made to (i) the exercise prices, and the number of shares underlying the Company’s outstanding equity awards, as applicable, and (ii) the number of shares issuable under the Company’s equity incentive plans and certain existing agreements.

The share conversion increased the number of authorized shares of Common Stock and did not affect the par value of the Common Stock.